COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended				0 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	May 07, 2013 Chief Financial Officer [Member]	Sep. 30, 2013 Chief Financial Officer [Member]	May 07, 2013 Chief Financial Officer [Member] Installment One [Member]	May 07, 2013 Chief Financial Officer [Member] Installment Two [Member]	Aug. 11, 2003 Royalty Agreements	Sep. 30, 2013 Royalty Agreements	Dec. 31, 2012 Royalty Agreements	Dec. 31, 2011 Royalty Agreements	Dec. 31, 2003 Royalty Agreements	Sep. 01, 2006 License Agreement	Sep. 30, 2013 License Agreement	Dec. 31, 2012 License Agreement	Dec. 31, 2011 License Agreement	Dec. 31, 2012 Patent Infringements	Dec. 31, 2012 Patent Infringements Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	$ 334,000	$ 249,000
Equity investment by an existing investor								4,000,000				4,000,000
Future royalty payment percentage on gross gross revenue								3.00%				3.00%
Royalty cost									15,000	3,000	1,100			13,000	2,400	1,000
Term of License Agreement													18 years
Royalty rate, lower limit													2.50%
Royalty rate, upper limit													5.00%
Litigation commencement date																	June 30, 2018
Number of warrants to be issued																		10,000,000
Option to purchase			22,750,000	1,000,000		500,000	500,000
Management services agreement, payment				$ 200,000
Price per stock option					$ 0.116